UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011.
☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2012 - March 31, 2012.
☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________.

Date of Report (Date of earliest event reported): May 15, 2012

SECURITIZED ASSET BACKED RECEIVABLES LLC
(Exact name of securitizer as specified in its charter)

025-01116 (Commission File Number of Securitizer)	0001260840 (Central Index Key Number of Securitizer)

Ian Sterling, (212) 412-2783
____________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.   Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 are attached as Rule 15Ga-1 Exhibit 99.1 to this Form ABS-15G/A.

This Form ABS-15G/A is being filed by Securitized Asset Backed Receivables LLC to correct certain errors on the cover page, in Item 1.02 and in the signature block of the securitizer’s Form ABS-15G originally filed on May 15, 2012.

Exhibits

99.1                    Disclosures required by Rule 15Ga-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 1, 2012

SECURITIZED ASSET BACKED RECEIVABLES LLC
(Securitizer)
By: /s/ Diane Rinnovatore
Name: Diane Rinnovatore
Title: President and Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99.1    Disclosures required by Rule 15Ga-1.